Securities - Summary of securities classified by maturity (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Financial assets	R$ 84,432,999	R$ 41,888,778	R$ 16,582,616
Financial liabilities	69,388,840	31,842,054	15,216,037
Fair value [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	49,656,330	27,326,481	7,142,041
Financial liabilities	1,111,770	2,021,707	1,259,579
Financial assets at fair value through P&L and at OCI
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	22,696,712	9,804,819	1,875,374
Non-current financial assets	25,593,580	15,254,691	5,111,375
Current financial liabilities	1,111,770	2,021,707	1,192,877
Non-current financial liabilities			66,702
Financial assets at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	1,366,038	2,266,971	155,292
Non-stated maturity | Financial assets at fair value through P&L and at OCI
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	10,466,704	4,999,333	1,425,401
Current financial liabilities	1,111,770	2,021,707
Non-stated maturity | Financial assets at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Current financial assets		807,218
Up to 3 months | Financial assets at fair value through P&L and at OCI
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	644,886	257,544	192,208
Current financial liabilities			1,184,972
Up to 3 months | Financial assets at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	194,334	807,218
From 3 to 12 months
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities		1,167,519	1,458,330
From 3 to 12 months | Financial assets at fair value through P&L and at OCI
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	11,585,122	4,547,942	257,765
Current financial liabilities			7,905
From 3 to 12 months | Financial assets at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Current financial assets	1,171,704	1,459,753	155,292
After one year | Financial assets at fair value through P&L and at OCI
Disclosure of offsetting of financial liabilities [line items]
Non-current financial assets	R$ 25,593,580	R$ 15,254,691	5,111,375
Non-current financial liabilities			R$ 66,702